CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES	12 Months Ended
Dec. 31, 2013
Creditor Protection Proceedings Related Disclosures [Abstract]
Creditor Protection Proceedings Related Disclosures [Text Block]
5.	CredItOr Protection Proceedings RelateD Disclosures

Emergence from Creditor Protection Proceedings

On January 31, 2012, Catalyst Paper Corporation and certain of its subsidiaries obtained an Initial Order from the Supreme Court of British Columbia under the CCAA proceedings. The company applied for recognition of the Initial Order under Chapter 15 of Title 11 of the US Bankruptcy Code. The company entered into a Debtor-In-Possession (DIP) Credit Agreement, pursuant to which a DIP Credit Facility of approximately $175 million was confirmed by the Court.

The company successfully emerged from the creditor protection proceedings on September 13, 2012. The company met all of the conditions to implement the Plan by securing exit financing consisting of a new asset-based loan facility (ABL Facility) and new floating rate senior secured notes (Floating Rate Notes). Upon implementation of the Plan, the company was reorganized through the consummation of several transactions pursuant to which, among other things:

⋅	The company’s operations were continued in substantially the same form.

⋅	Holders of the Predecessor company’s 2016 Notes exchanged their US$390.4 million aggregate principal amount plus accrued and unpaid interest for:

–
US$250.0 million aggregate principal amount of senior secured notes due in 2017 that bear interest, at the option of the company, at a rate of 11% per annum in cash or 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK); and

–
14.4 million new common shares, being approximately 100% of the company’s issued and outstanding common shares, subject to dilution for (i) the issuance of common shares to unsecured creditors who made an equity election pursuant to the terms of the Plan, and (ii) a new management incentive plan.

⋅	Holders of the Predecessor company’s 2014 Notes exchanged their US$250.0 million aggregate principal plus accrued and unpaid interest for:

–
their pro rata share (calculated by reference to the aggregate amount of all claims of unsecured creditors allowed under the Plan) of 50% of the net proceeds following the sale of Catalyst Paper’s interest in Powell River Energy Inc. and Powell River Energy Limited Partnership (PREI Proceeds Pool), or

–	if an equity election was made, their pro rata share of 600,000 new common shares (the Unsecured Creditor Share Pool).

⋅	General creditors exchanged their general unsecured claims for:

–	their pro rata share of the PREI Proceeds Pool; or

–	if an equity election was made, their pro rata share of the Unsecured Creditor Share Pool; or

–
if a general unsecured claim was equal to or less than $10,000, or if a valid cash election was made and such creditor elected to reduce their claim to $10,000, cash in an amount equal to 50% of the creditor’s allowed claim (Cash Convenience Pool).

⋅
All common shares and stock options of the Predecessor company outstanding prior to the reorganization were cancelled for no consideration and holders of such common shares did not receive any distribution under the Plan.

The company distributed $1.0 million to unsecured creditors in November 2012 as full and final settlement of claims comprising the Cash Convenience Pool. The company issued 127,571 common shares to unsecured creditors in December as full and final settlement of claims comprising the Unsecured Creditor Share Pool. The company distributed $12.7 million to unsecured creditors who did not make an equity election as full and final settlement of their claims under the PREI Proceeds Pool (see note 7, Variable interest entities).

Fresh start accounting

The company applied fresh start accounting as of September 30, 2012. An enterprise value was established for the company and its assets and liabilities were restated at fair value. In accordance with fresh start accounting, the Predecessor company’s common shares, additional paid-in-capital, deficit and accumulated other comprehensive loss were eliminated. The effects of the implementation of the Plan and the application of fresh start accounting were reflected in the company’s consolidated balance sheet as of September 30, 2012.

Reorganization Items, Net

Expenses (including professional fees), realized gains and losses, and provisions for losses resulting from reorganization activities are reported separately from ongoing operations of the business in the consolidated statement of earnings (loss) as reorganization items.

The components of reorganization items, net are as follows:

	Successor		Predecessor
Reorganization items, net	Year ended December 31, 2013	Three months ended December 31, 2012	Nine months ended September 30, 2012
Professional fees ¹	$0.6	$1.8	$24.7
Gain due to plan of arrangement adjustments ²	0.6	1.4	(456.0)
Gain due to fresh start accounting adjustments ³	–	–	(328.3)
DIP financing costs [4]	–	–	3.8
Acceleration of ABL financing costs [5]	–	–	3.3
Provision for repudiated lease contract [6]	–	–	7.0
Write-off of debt discount, modification and issuance costs [7]	–	–	(11.0)
Adjustment to pre-petition accounts payable [8]	–	–	(4.8)
Adjustment to other post-employment benefits	–	–	2.4
Provision for labour union claims [9]	–	–	91.8
Other	–	–	0.2
Reorganization items, net from continuing operations	1.2	3.2	(666.9)
Gain due to plan of arrangement adjustments ²	(0.1)	1.0	(7.1)
Gain due to fresh start accounting adjustments ³	–	–	(0.1)
Adjustment to pre-petition accounts payable[8]	–	–	(1.9)
Provision for repudiated coal contract [6]	–	–	4.3
Reorganization items, net from discontinued operations	(0.1)	1.0	(4.8)
Total	$1.1	$4.2	$(671.7)

1	Professional fees directly related to the creditor protection proceedings, ongoing monitoring and establishment of a reorganization plan, including legal, consulting and other professional fees.
2	Net gain recognized from application of the Plan as of September 30, 2012.
3	Net gain recognized from application of fresh start accounting in accordance with FASB ASC 852, Reorganizations, as of September 30, 2012.
4	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
5
Pursuant to the creditor protection proceedings, the company’s former ABL Facility was replaced by the DIP Credit Facility which resulted in the acceleration of the remaining deferred unamortized financing costs on the former ABL Facility in earnings.

6
The company repudiated on a lease contract at its paper recycling operation which was closed in 2010, resulting in a $7.0 million adjustment to the allowed claims amount. The company repudiated on a coal contract at its Snowflake mill, discontinued on September 30, 2012, which resulted in adjustments for allowed claims of $4.3 million.

7
The company’s secured and unsecured pre-petition debt balances were adjusted to the allowed claims amounts, defined as the outstanding principal plus accrued and unpaid interest, which resulted in the write-off of the unamortized discount, modification and debt issue costs on the 2014 Notes and 2016 Notes.

8	The company’s pre-petition accounts payable were adjusted to the allowed claims amount.
9	The labour unions at the company’s Canadian mills submitted unsecured claims as part of the creditor protection proceedings.